Business Combinations	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Business Combinations	12 Business Combinations
The Group undertook a number of business combinations during 2025. Total consideration was
$401.5m and the amount paid in cash in 2025 amounted to $303.5m. The following are the key acquisitions:

Acquisitions in 2025:	Aarna Capital Limited[1,2]	Darton Group Limited	Hamilton Court Group[1]	Agrinvest Commodities	Winterflood Securities
	$m	$m	$m	$m	$m
Initial cash consideration	58.9	—	62.5	18.8	163.3
Withheld consideration	—	—	1.9	—	—
Settlement of pre-existing liability	—	8.7	87.4	—	—
Total consideration	58.9	8.7	151.8	18.8	163.3
Fair value of identifiable net assets:
Intangible assets	18.5	—	15.6	5.9	11.3
Property, plant and equipment	0.3	—	0.6	0.5	8.4
Right of use asset	1.1	—	1.9	—	17.8
Investments	—	—	—	0.1	0.5
Corporate income tax receivable	—	—	—	—	1.3
Trade and other receivables	178.3	7.3	90.4	0.9	1,094.6
Inventory	—	25.9	—	—	—
Equity instruments (unpledged)	—	—	—	—	33.0
Derivative instruments - asset	45.1	—	292.4	—	—
Stock borrowing	—	—	—	—	27.1
Fixed income securities (unpledged)	9.9	—	—	—	7.6
Cash and cash equivalents	74.9	0.3	19.8	1.9	68.3
Trade and other payables	(258.5)	(0.7)	(72.0)	(1.1)	(1,026.7)
Stock lending	—	—	—	—	(44.6)
Short securities	—	—	—	—	(19.2)
Borrowings	—	(20.2)	—	—	—
Lease liability	(1.0)	—	(2.0)	—	(16.8)
Derivative instruments - liability	(38.7)	—	(193.7)	—	—
Corporate tax	(1.0)	(0.3)	(2.4)	—	—
Provisions	—	—	—	—	(1.7)
Deferred tax liability	(1.7)	—	(3.9)	(2.0)	(3.4)
Deferred Compensation	—	—	—	—	(1.7)
Non-controlling interest	—	—	(3.7)	—	—
Total fair value of identifiable assets and liabilities	27.2	12.3	143.0	6.2	155.8
Goodwill / (bargain purchase)	31.7	(3.6)	8.8	12.6	7.5
1.Hamilton Court Group and Aarna Capital Limited - The allocation between goodwill and intangible assets was updated to reflect measurement-period adjustments to the purchase price allocation.
2.Trade and other receivables and trade and other payables include a pre-existing relationship with Marex Financial. This was not included as part of the consideration as these represent on-going intercompany arrangements within the Group and are not considered settlement of a pre-existing relationship.
12      Business Combinations continued
(a) Acquisition of Aarna Capital Limited
On 27 March 2025, the Group acquired the fully issued share capital of the Aarna Group ("Aarna")
which collectively comprises of Aarna Capital Limited, ACL Holdings Limited and ACL Capital (IFSC)
Private Limited. Aarna provides clearing, execution and customized risk management solutions in the
Middle East expanding the Group's operations and growing its clearing business. The acquisition of Aarna provides the Group with additional capabilities in a new location and access to approximately 180 local clients, which include institutional investors, family offices and corporate clients.
The preliminary consideration for the acquisition consisted of the fixed premium of $48.5m and the net asset value of $10.4m totalling $58.9m.
Provisional accounting has been applied, therefore the fair values of certain identifiable assets and liabilities are subject to finalization and may be revised within the measurement period as permitted by
IFRS 3.
Trade and other receivables
Trade and other receivables mainly consist of broker balances of $162.0m. The fair value and gross contractual amounts of other receivables approximates their book value.
Acquisition related costs
Costs directly related to the acquisition (included in other expenses) consist mainly of legal expenses totalling $2.4m.
Contribution to the Group's results
Aarna contributed $16.7m revenue and profit before tax of $5.1m to the Group’s results for the period between the date of acquisition and the reporting date.  If the acquisition of Aarna had been completed on the first day of the financial year, Group revenue for the year would have  increased by an additional $4.6m and Group profit before tax would have increased by $3.0m.
Goodwill
The goodwill recognized on acquisition relates to the expected growth and revenue synergies with the Group's existing product and service offerings and the valuation of Aarna's workforce which cannot be separately recognized as an intangible asset.
Pre-existing relationship
Prior to the acquisition, the Group had a pre-existing relationship with Aarna owing to the brokerage services offered by the Group. The broker balance at the point of acquisition amounted to $114.2m and was deemed to be settled at the point of acquisition.
(b) Acquisition of Darton Group Limited
On 25 March 2025, the Group acquired the fully issued share capital of Darton Group Limited,
("Darton"), a metals trader based in the United Kingdom. The interest was acquired from several individual shareholders for a consideration of $1.3 ) resulting in a bargain purchase gain of $3.6m based on estimates from the provisional accounting of the transaction. The gain arose due to the entity encountering a market dislocation between the physical price and the quoted derivatives price resulting in liquidity constraints which provided the Group an opportunity to purchase the business.
Provisional accounting has been applied, therefore the fair values of certain identifiable assets and liabilities are subject to finalization and may be revised within the measurement period as permitted by
IFRS 3.
12      Business Combinations continued
Trade and other receivables
Trade and other receivables mainly consist of trade debtors of $6.8m. The fair value and gross contractual amounts of trade and other receivables approximates their book value.
Acquisition related costs
Costs directly related to the acquisition (included in other expenses) consist mainly of legal expenses totalling $0.1m.
Contribution to the Group's results
Darton contributed revenue of $5.7m and a profit before tax of $4.5m to the Group's results for the period from the acquisition date of 25 March 2025 and the reporting date. Had the acquisition been completed on 1 January 2025, and the Group's accounting policies applied, Group revenue for the year would have been $7.4m lower and Group would have incurred an additional loss before tax of $8.4m.
These pro forma amounts are based on Darton's standalone results for the period prior to acquisition, adjusted for differences in accounting policies, and are provided for illustrative purposes only. At the acquisition date, the total consideration included the settlement of a pre-existing margin loan receivable of
$8.7m that Marex Financial held with Darton.
(c) Acquisition of Hamilton Court Group
On 1 July 2025, the Group finalized the acquisition of the fully issued share capital of Hamilton
Court Group Limited ("Hamilton"). Hamilton offers a full suite of FX products, ranging from bespoke complex FX options and derivative structures to more ‘vanilla’ products such as forwards, spots and swaps. In addition to complementing the Group's existing FX operations, this acquisition enhances the
Group's FX offering by integrating new capabilities into the platform.
Provisional accounting has been applied, therefore the fair values of certain identifiable assets and liabilities are subject to finalisation and may be revised within the measurement period as permitted by
IFRS 3.
The initial cash consideration includes $20.6m plus the tangible net asset value, resulting in an initial consideration payment of $64.4m. Of the initial consideration, $1.9m remains withheld on the balance sheet in line with the Share Purchase Agreement and will be paid to the sellers upon finalization of the net asset value.
Trade and other receivables
Trade and other receivables mainly consist of balances due from trading counterparties of $75.3m.
The fair value and gross contractual amounts of trade and other receivables approximates their book value.
Acquisition related costs
Costs directly related to the acquisition (included in other expenses) consist mainly of legal expenses totalling $1.3m.
Contribution to the Group's results
Hamilton contributed revenue of $38.5m and a profit before tax of $8.7m to the Group's results for the period between the date of acquisition and the reporting date. If the acquisition had been completed on the first day of the financial year, Group revenue for the period would have increased by an additional
$37.5m and Group profit before tax would have increased by $11.5m.
12      Business Combinations continued
Goodwill
The goodwill recognized on acquisition relates to the expected growth and revenue synergies with the Group's existing product and service offerings and the valuation of Hamilton's workforce which cannot be separately recognized as an intangible asset.
Pre-existing relationship
Prior to the acquisition, the Group had two existing contractual relationships with Hamilton whereby the Group acted as liquidity provider under an ISDA agreement, as well as a revolving credit facility arrangement in place at date of acquisition.  Both pre-existing relationships were deemed to be settled at the point of acquisition and are included as part of the total consideration offered as part of the business combination.
Non-controlling interest
Hamilton has five direct subsidiaries of which three are not fully owned at the date of acquisition, resulting in non-controlling interest being recognized, as detailed within the at-acquisition table above.
Non-controlling interest is measured at their proportionate share of the value of the net identifiable assets acquired.
Acquisition of additional interest
On 1 October 2025, the Group acquired a further interest in one of the subsidiaries, Birchstone
Markets Limited ("Birchstone"), reducing the value of non-controlling interests in this entity from 49.9% to
13.0% since acquisition. The consideration of $6.6m was paid in cash. In addition to the cash consideration, the sellers will be paid deferred compensation totaling $3.9m in two equal instalments on 1
October 2026 and 1 October 2027, provided that they remain in the employment of the Group on these dates. The impact of the acquisition of the additional interest, as presented within the Statement of the
Changes in Equity, is as follows:

$m
Cash consideration paid to non-controlling shareholders	6.6
Carrying value of the additional interest	(4.3)
Difference recognized in retained earnings	2.3
(d) Acquisition of Agrinvest Commodities
On 1 July 2025, the Group completed the acquisition of the fully issued share capital of Agrinvest
Commodities ("Agrinvest"), a Brazilian agricultural commodities business. This acquisition broadens the
Group's operations in the Americas and introduces new capabilities and clients. Agrinvest Commodities connects buyers and sellers in physical agricultural markets, such as corn and soybeans, and provides consulting support to help clients understand their hedging options and commercial strategies.
The preliminary consideration for this acquisition was a premium of $16.5m plus the estimated tangible net asset value, totalling a payment of $18.8m.
Trade and other receivables
Trade and other receivables mainly consist of amounts due from exchanges, clearing houses and other counterparties of $0.9m. The fair value and gross contractual amounts of trade and other receivables approximates their book value.
Acquisition related costs
Costs directly related to the acquisition (included in other expenses) consist mainly of legal expenses totalling $0.5m.
12      Business Combinations continued
Contribution to the Group's results
Agrinvest contributed revenue of $6.2m and a profit before tax of $1.1m to the Group's results for the period between the date of acquisition and the reporting date. If the acquisition had been completed on the first day of the financial year, Group revenue for the period would have increased by an additional
$5.0m and Group profit before tax would have increased by $1.7m.
Goodwill
The goodwill recognized on acquisition relates to the expected growth and revenue synergies with the Group's existing product and service offerings and the valuation of Agrinvest's workforce which cannot be separately recognized as an intangible asset.
(e) Acquisition of Winterflood Securities
On 1 December 2025, the Group acquired the fully issued share capital of Winterflood Securities,
("Winterflood"), an equity market maker based in the United Kingdom. The acquisition is expected to enhance Marex's existing UK cash equities business and is consistent with the Group's strategy to bring in new clients and new capabilities onto its platform.
The preliminary consideration for the acquisition consisted of the fixed premium of $19.8m, Loan
RCF $26.5m and the net asset value of $117.0m totalling this consideration to $163.3m.
Trade and other receivables
Trade and other receivables mainly consist of amounts due from exchanges and other counterparties of $1,079.0m. The fair value and gross contractual amounts of trade and other receivables approximates their book value.
Acquisition related costs
Costs directly related to the acquisition (included in other expenses) consist mainly of legal expenses totalling $3.0m.
Contribution to the Group's results
Winterflood contributed revenue of $7.0m and a profit before tax of $0.5m to the Group's results for the period between the date of acquisition and the reporting date. If the acquisition had been completed on the first day of the financial year, Group revenue for the period would have increased by an additional
$101.5m and Group profit before tax would have increased by $2.6m.
Goodwill
The goodwill recognized on acquisition relates to the expected growth and revenue synergies with the Group's existing product and service offerings and the valuation of Winterflood's workforce which cannot be separately recognized as an intangible asset.
12      Business Combinations continued
(f) Other
•During the year, the Group also made an acquisition of Edgemere Terminals Limited, resulting in the recognition of goodwill of $2.9m and a contribution to net cash outflow of $2.6m.
The Group undertook a number of business combinations during 2024. Total consideration was
$11.3m and the amount paid in cash in 2024 amounted to $11.3m. The following are the key acquisitions:

Acquisitions in 2024:	Pinnacle Fuel LLC	Dropet	ILS Brokers Limited
	$m	$m	$m
Cash consideration	4.0	2.0	5.3
Total consideration	4.0	2.0	5.3
Fair value of identifiable net assets:
Intangible assets	1.5	0.2	1.7
Property, plant and equipment	—	—	0.1
Right of use asset	—	—	0.2
Trade and other receivables	0.8	—	1.1
Cash and cash equivalents	—	—	0.3
Trade and other payables	(0.8)	—	(0.6)
Lease liability	—	—	(0.3)
Deferred tax liability	—	—	(0.3)
Total fair value of identifiable assets and liabilities	1.5	0.2	2.2
Goodwill / (bargain purchase)	2.5	1.8	3.1
(a) Acquisition of Pinnacle Fuel LLC
On 5 January 2024, the Group acquired all of the membership interests in Pinnacle Fuel LLC
('Pinnacle') from Empire Holdings Group LLC for the consideration noted below. Pinnacle is a physical oil trading business and has been purchased in order to facilitate the back-to-back oil trading business.
Intangible assets
The customer list intangible assets relate to new customer relationships introduced to the Group.
The fair value was determined by using the excess earnings method.
Trade and other receivables
Trade and other receivables consist of trade receivables of $0.8m. The fair value of trade receivables approximates to their book value. Gross contractual amounts of trade receivables are $0.8m.
Acquisition related costs
Acquisition related costs (included in other expenses) amounted to $0.2m.
Contribution to the Group's results for the year ended 31 December 2024
Pinnacle contributed $2.3m revenue and a profit before tax of $1.0m to the Group’s results for the period between the date of acquisition and the reporting date. Pinnacle did not generate any profit or loss between the first day of the financial year and its acquisition date, thus there would be no impact on revenue and profit before tax should the entity have been acquired on the first day of the year.
Goodwill
The goodwill recognized on acquisition related to the expected growth and revenue synergies with the Group's existing product and service offerings and the valuation of Pinnacle's workforce which cannot be separately recognized as an intangible asset.
12      Business Combinations continued
(b) Acquisition of Dropet
On 1 October 2024, the Group acquired certain assets which qualified as a business combination, from Dropet Intertrade SL and Dropet Brokers Limited for the consideration noted below. Dropet comprises a physical biofuel broking business and a derivatives trading business. The acquisition gives the Group additional capabilities in physical biofuel products.
Intangible asset
The intangible asset acquired as part of the transaction consists of the Dropet brand.
Contribution to the Group's results for the year ended 31 December 2024
The asset acquisition of Dropet contributed $0.8m revenue and a profit before tax of $0.3m to the
Group’s results for the period between the date of acquisition and 31 December 2024. It is impracticable to determine the impact of the asset acquisition on the performance of the Group had it been acquired on the first day of the financial year owing to the financial information for the acquired assets not being maintained separately in the acquiree's records prior to the disposal date.
Goodwill
The goodwill recognized on acquisition related to expected growth and revenue synergies with the
Group's existing product and service offerings and the valuation of the workforce taken over which cannot be separately recognized as an intangible asset.
(c) Acquisition of ILS Brokers Limited
On 1 December 2024, the Group, through Spectron Services Limited, a wholly owned subsidiary, acquired all of the share capital in ILS Brokers Limited ('ILS') for the consideration noted below. ILS is a multinational brokerage house based in Tel Aviv. The acquisition will create growth opportunity within
Capital Markets to enhance the FX offering to other currencies.
The net assets recognized in the financial statements for the year ended 31 December 2024 were based on a provisional assessment in line with the legal mechanisms of the share purchase agreement (SPA).
As per the SPA, both the buyer and seller had 120 days post completion, being 31 March 2025, to agree on the completion balance sheet. The finalization thereof has not resulted in any significant changes to the preliminary net assets as disclosed below, which are now final.
The final consideration for the acquisition thus consisted of the fixed premium of $4.5m and the net asset value of $0.8m totaling $5.3m as presented above.
Trade and other receivables
Trade and other receivables consist of trade receivables of $0.8m and other debtors of $0.3m. The fair value of trade receivables approximates to their book value. Gross contractual amounts of trade receivables are $0.8m.
Contribution to the Group's results for the year ended 31 December 2024
ILS contributed $0.3m revenue and a loss before tax of $8k to the Group’s results for the period between the date of acquisition and the reporting date. If the acquisition of ILS had been completed on the first day of the financial year, Group revenue for the year would have increased by $4.5m and Group profit before tax would have increased by $0.2m.
Acquisition related costs
Costs directly related to the acquisition (included in other expenses) consist mainly of legal expenses totalling $0.1m.
Goodwill
The goodwill recognized on acquisition related to the expected growth and revenue synergies with the Group's existing product and service offerings and the valuation of ILS' workforce and brand which cannot be separately recognized as an intangible asset.